Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		7 Months Ended		13 Months Ended		19 Months Ended		25 Months Ended		31 Months Ended	37 Months Ended	43 Months Ended	49 Months Ended	55 Months Ended
	Dec. 06, 2023	May 23, 2021	Dec. 31, 2023	Jun. 30, 2021	Jun. 30, 2024	Dec. 31, 2021	Dec. 31, 2024	Jun. 30, 2022	Jun. 30, 2025	Dec. 31, 2022	Dec. 31, 2025	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											DGI Balanced Fund - Class A
Accumulated Value	$ 9,649		$ 10,046		$ 10,434		$ 10,784		$ 11,326		$ 12,104
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											DGI Balanced Fund - Class C
Accumulated Value	10,000		10,411		10,774		11,092		11,603		$ 12,359
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											DGI Balanced Fund - Class I
Accumulated Value	10,000		10,421		10,832		11,210		11,781		$ 12,614
Class NT
Account Value [Line Items]
Line Graph and Table Measure Name																	DGI Balanced Fund - Class NT
Accumulated Value		$ 10,000		$ 10,043		$ 10,178		$ 8,994		$ 8,751		$ 9,113	$ 9,773	$ 10,159	$ 10,513	$ 11,049	$ 11,830
Class P
Account Value [Line Items]
Line Graph and Table Measure Name																	DGI Balanced Fund - Class P
Accumulated Value		10,000		10,043		10,178		8,994		8,751		9,113	9,773	10,159	10,513	11,049	$ 11,830
Class T
Account Value [Line Items]
Line Graph and Table Measure Name																	DGI Balanced Fund - Class T
Accumulated Value		10,000		10,043		10,178		8,994		8,751		9,113	9,773	10,159	10,513	11,049	$ 11,830
Class A | DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name											DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value	10,000		10,362		11,096		11,672		12,285		$ 13,148
Class C | DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name											DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value	10,000		10,362		11,096		11,672		12,285		$ 13,148
Class I | DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name											DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value	10,000		10,362		11,096		11,672		12,285		$ 13,148
Class NT | DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name																	DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value		10,000		10,230		10,827		9,187		9,175		10,030	10,604	11,356	11,945	12,573	$ 13,456
Class P | DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name																	DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value		10,000		10,230		10,827		9,187		9,175		10,030	10,604	11,356	11,945	12,573	$ 13,456
Class T | DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name																	DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value		10,000		10,230		10,827		9,187		9,175		10,030	10,604	11,356	11,945	12,573	$ 13,456
Class A | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,228		10,156		10,356		10,773		$ 11,112
Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	10,000		10,495		12,100		13,121		13,935		$ 15,467
Class C | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,228		10,156		10,356		10,773		$ 11,112
Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	10,000		10,495		12,100		13,121		13,935		$ 15,467
Class I | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,228		10,156		10,356		10,773		$ 11,112
Class I | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 10,000		$ 10,495		$ 12,100		$ 13,121		$ 13,935		$ 15,467
Class NT | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,105		10,112		9,065		8,796		8,980	9,282	9,216	9,398	9,776	$ 10,085
Class NT | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500 Index
Accumulated Value		10,000		10,356		11,565		9,256		9,470		11,070	11,960	13,789	14,952	15,879	$ 17,625
Class P | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,105		10,112		9,065		8,796		8,980	9,282	9,216	9,398	9,776	$ 10,085
Class P | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500 Index
Accumulated Value		10,000		10,356		11,565		9,256		9,470		11,070	11,960	13,789	14,952	15,879	$ 17,625
Class T | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,105		10,112		9,065		8,796		8,980	9,282	9,216	9,398	9,776	$ 10,085
Class T | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500 Index
Accumulated Value		$ 10,000		$ 10,356		$ 11,565		$ 9,256		$ 9,470		$ 11,070	$ 11,960	$ 13,789	$ 14,952	$ 15,879	$ 17,625